Share-based payments (Schedule of Restricted Shares Granted) (Details) - Restricted Stock [Member] - $ / shares							12 Months Ended
	Apr. 01, 2015	Dec. 09, 2014	Dec. 05, 2014	Oct. 01, 2014	Aug. 20, 2014	Jun. 17, 2014	Dec. 31, 2015	Dec. 31, 2014
Number of restricted shares
Outstanding							13,026,080
Granted	4,833,450	6,000	100,000	660,000	60,000	12,200,080
Vested							(5,320,992)
Forfeited
Outstanding							12,538,538	13,026,080
Vested							3,485,183
Expected to vest							9,053,355
Weighted-average grant-date fair value
Outstanding							$ 3.4294
Granted	$ 1.7200	$ 4.1075	$ 4.4925	$ 4.0850	$ 4.9650	$ 3.3773
Vested							$ 3.4294
Forfeited
Outstanding							$ 2.7704	$ 3.4294
Vested							2.7704
Expected to vest							$ 2.7704
Vesting Period from grant date		4 years	4 years	4 years	3 years
Minimum [Member]
Weighted-average grant-date fair value
Vesting Period from grant date	3 years					2 months
Maximum [Member]
Weighted-average grant-date fair value
Vesting Period from grant date	4 years					48 months